Investment in finance leases, net - Schedule of Components of the Net Investment in Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received, net	$ 1,376,169	$ 1,189,932
Estimated residual values of leased flight equipment	1,138,541	516,550
Less: Unearned income	(694,940)	(487,729)
Less: Allowance for credit losses (Note 27)	(12,276)	(10,168)
Investment in finance leases, net	$ 1,807,494	$ 1,208,585